Quarterly Results of Operations (Unaudited) (Quarterly Results of Operations) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Results of Operations (Unaudited) [Abstract]
Total interest income	$ 4,193	$ 4,224	$ 4,173	$ 4,144	$ 4,390	$ 4,464	$ 4,605	$ 4,711	$ 16,734	$ 18,170	$ 20,033
Total interest expense	677	719	741	763	854	898	924	972	2,900	3,648	4,591
Net interest income	3,516	3,505	3,432	3,381	3,536	3,566	3,681	3,739	13,834	14,522	15,442
Provision for loan losses	149	100	86	80	174	60	69	1,108	415	1,411	364
Gains from the sale of assets	72	84	85	97	147	208	149	65
Other income	1,006	939	970	980	955	1,045	1,046	977	4,233	4,592	3,946
Other expense	3,432	3,349	3,330	3,035	3,339	3,273	3,220	3,245	13,146	13,077	12,802
Income before income taxes	1,013	1,079	1,071	1,343	1,125	1,486	1,587	428	4,506	4,626	6,222
Income Tax Expense (Benefit)	46	60	62	337	242	354	372	10	505	978	1,542
Net income	$ 967	$ 1,019	$ 1,009	$ 1,006	$ 883	$ 1,132	$ 1,215	$ 418	$ 4,001	$ 3,648	$ 4,680
Per-share data: Basic earnings	$ 0.23	$ 0.24	$ 0.24	$ 0.24	$ 0.20	$ 0.27	$ 0.29	$ 0.10	$ 0.95	$ 0.86	$ 1.10
Per-share data: Diluted earnings	$ 0.23	$ 0.24	$ 0.24	$ 0.24	$ 0.20	$ 0.27	$ 0.29	$ 0.10	$ 0.95	$ 0.86	$ 1.10
Per-share data: Cash dividends	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.88	$ 0.88	$ 0.86